FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	May 20, 2008	WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com EMAIL
VIA EDGAR		CLIENT/MATTER NUMBER 034855-0102

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Lotsoff Capital Management Investment Trust – File Nos. 333-108394 and 811-21422

Ladies and Gentlemen:

        On behalf of Lotsoff Capital Management Investment Trust, a Delaware statutory trust (the “Trust”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 7 to Form N-1A Registration Statement, including exhibits, which has been marked to show the changes in the Registration Statement effected to Post-Effective Amendment No. 6 by Post-Effective Amendment No. 7.

        This Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of the Trust is being filed to revise the principal investment strategies of the Lotsoff Capital Management Active Income Fund. The Trust has designated on the facing sheet of Post-Effective Amendment No. 7 that it become effective 60 days after filing, pursuant to paragraph (a)(1) of Rule 485.

        Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours, /s/ Peter D. Fetzer Peter D. Fetzer

cc:	Margaret M. Baer Michael R. Thill Richard L. Teigen

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